Intangible assets and goodwill - Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 12,118,352	$ 10,216,461
Ending balance	14,762,140	12,118,352
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,832,662	13,962,995
Acquisitions	4,599,692	5,910,000
Additions	2,364,733	1,642,783
Impairment		(804,537)
Foreign exchange	70,933	121,421
Ending balance	27,868,020	20,832,662
Cost | Customer relationships (note 8)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,775,697	7,393,708
Acquisitions	3,632,875	5,100,000
Impairment		(726,467)
Foreign exchange	50,586	8,456
Ending balance	15,459,158	11,775,697
Cost | Acquired Technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	470,000	470,000
Ending balance	470,000	470,000
Cost | Brand (note 8)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,520,899	840,000
Acquisitions	842,237	740,000
Impairment		(59,101)
Foreign exchange	12,403
Ending balance	2,375,539	1,520,899
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Additions	15,232
Ending balance	15,232
Cost | Non-compete
Disclosure of detailed information about intangible assets [line items]
Beginning balance	51,031
Acquisitions	124,580	70,000
Impairment		(18,969)
Foreign exchange	529
Ending balance	176,140	51,031
Cost | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,015,035	5,259,287
Additions	2,349,501	1,642,783
Foreign exchange	7,415	112,965
Ending balance	9,371,951	7,015,035
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,714,310)	(3,746,534)
Additions	4,384,502	4,813,248
Foreign exchange	7,068	154,528
Ending balance	(13,105,880)	(8,714,310)
Accumulated depreciation | Customer relationships (note 8)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,099,565)	(1,812,833)
Additions	2,260,372	2,276,341
Foreign exchange	1,598	10,391
Ending balance	(6,361,535)	(4,099,565)
Accumulated depreciation | Acquired Technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(196,499)	(102,499)
Additions	94,000	94,000
Ending balance	(290,499)	(196,499)
Accumulated depreciation | Brand (note 8)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(133,921)
Additions	215,574	133,921
Ending balance	(349,495)	(133,921)
Accumulated depreciation | Non-compete
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(19,638)
Additions	37,105	19,638
Ending balance	(56,743)	(19,638)
Accumulated depreciation | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,264,687)	(1,831,202)
Additions	1,777,451	2,289,348
Foreign exchange	5,470	144,137
Ending balance	$ (6,047,608)	$ (4,264,687)